Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The Plan’s financial statements are prepared on the accrual basis of accounting in conformity with generally accepted accounting principles in the United States, or U.S. GAAP.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Plan's management to make estimates and assumptions that affect the reported amounts of assets and liabilities, additions to and deductions from net assets, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates and assumptions and the difference could be material.
Investments
Investments in funds of registered investment companies (mutual funds) are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Shares of mutual funds are valued at quoted market prices. Shares of certain common/collective trusts are valued at the net asset value, or NAV, as reported by the trustees and are based on the fair value of the underlying net assets. The NAV is used as a practical expedient to estimate fair value. Each common/collective trust provides for daily redemption at the reported NAV per share with no advance notice. There were no unfunded commitments as of December 31, 2025 and 2024. Shares of Company Stock are valued at the closing price as reported on The New York Stock Exchange.
The Fidelity Managed Income Portfolio II, or MIP II, is a common/collective trust that holds fully benefit-responsive investment contracts (see Note 3) and is stated at contract value. Contract value is the relevant measurement attribute for fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the Plan.
Purchases and sales of investments are recorded on the trade date. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The net appreciation (depreciation) in the fair value of investments consists of the net realized and unrealized investment gains and losses.
The Empower Guaranteed Income Fund is a carry-over investment from the TPN Holdings LLC 401(k) Plan, which was transferred into the Plan in 2024. This investment is not an investment option for Plan participants.
Fair Value Measurement
The Plan applies the fair value measurement guidance for its financial assets and liabilities that are required to be measured at fair value on a recurring basis. The measurement of fair value requires the use of techniques based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Plan’s market assumptions. The inputs establish the following fair value hierarchy:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 - Unadjusted quoted prices in active markets for similar assets or liabilities; unadjusted quoted prices for identical assets or liabilities in markets that are not active; and model-derived valuations with observable inputs.
Level 3 - Unobservable inputs for the asset or liability.
Investments where fair value is measured using NAV as a practical expedient are not categorized in the fair value hierarchy.
Notes Receivable from Participants
Notes receivable from participants are measured at the unpaid principal balance, plus any accrued interest. As provided for in the Plan, delinquent notes receivable are classified as benefit payments and are reflected in the statement of changes in net assets available for benefits.
Benefit Payments
Benefits are recorded when paid.
Risk and Uncertainties
The Plan provides participants with various investment options. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, liquidity risk, foreign currency risk, economic changes, and overall market volatility risk. The value of the Plan's investments is subject to volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements and participants' account balances.
In addition, global economic disruptions, including geopolitical events, international hostilities, acts of terrorism, public health crises, inflation or stagflation, tariffs and other trade barriers, central bank interest rate policies and labor and supply chain challenges could cause economic uncertainty and volatility. The future impact on the Plan’s net assets available for benefits and changes in net assets available for benefits is uncertain.